CONSOLIDATED STATEMENTS OF INCOME - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Revenue	R$ 17,377,194	R$ 16,981,329	R$ 16,233,959
Costs of services provided and goods sold	(7,433,731)	(7,701,418)	(8,002,077)
Gross income	9,943,463	9,279,911	8,231,882
Operating income (expenses)
Selling expenses	(4,986,289)	(4,970,780)	(4,575,177)
General and administrative expenses	(1,717,859)	(1,608,319)	(1,424,643)
Other income (expenses), net	1,275,541	(283,289)	(298,710)
Total income expense	(5,428,606)	(6,862,388)	(6,298,530)
Operating income	4,514,857	2,417,523	1,933,352
Financial income (expenses)
Financial income	1,430,171	412,733	512,565
Financial expenses	(1,408,053)	(951,439)	(1,009,653)
Foreign exchange variations, net	(908)	1,373	(748)
Total financial income (expenses)	21,210	(537,333)	(497,836)
Income before income and social contribution taxes	4,536,067	1,880,190	1,435,516
Income and social contribution taxes	(913,940)	664,911	(201,009)
Net income for the year	R$ 3,622,127	R$ 2,545,101	R$ 1,234,507
Earnings per share attributed to the Company's shareholders (in R$ per share)
Basic earnings per share (in R$ per share)	R$ 1.50	R$ 1.05	R$ 0.51
Diluted earnings per share (in R$ per share)	R$ 1.50	R$ 1.05	R$ 0.51